Costs and expenses by nature: Additional information (Details) $ in Thousands, $ in Thousands								1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 05, 2021 USD ($)	Nov. 05, 2021 MXN ($)	Feb. 18, 2021 USD ($)	Feb. 18, 2021 MXN ($)	May 12, 2020 USD ($)	May 12, 2020 MXN ($)	May 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of geographical areas [line items]
Right of use of assets under concession											$ 948,062		$ 535,379	$ 986,850
Short term benefits											1,167,302		1,039,883	1,199,217
Maintenance and preservation											611,274		447,884	699,557
Mexico
Disclosure of geographical areas [line items]
Right of use of assets under concession											$ 476,536		$ 254,337	$ 484,402
Percentage of revenue										5.00%	5.00%	5.00%	5.00%	5.00%
Colombia (Airplan)
Disclosure of geographical areas [line items]
Right of use of assets under concession											$ 308,638		$ 149,602	$ 361,029
Percentage of revenue										19.00%	19.00%	19.00%	19.00%	19.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Right of use of assets under concession											$ 162,888		$ 131,440	$ 141,419
Percentage of revenue							5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Amount of grant offer under CARES Act.					$ 33,417	$ 717,590				$ 16,292	$ 33,477	$ 33,417	$ 717,590
Amount of grant offer under CRRSA Act.			$ 10,577	$ 210,574
Amount of grant offer under ARP Act.	$ 35,716	$ 731,106
Amount of subsidy received for reimbursements of invoices					$ 17,125	$ 367,752				16,292	333,477	$ 17,125	367,752
Number of years fund usage, CARES Act.					4 years	4 years
Number of years for fund usage of grant offer under CRRSA Act.			4 years	4 years
Number of years for fund usage of gran offer under ARP Act.	4 years	4 years
Pertinent expense, net under CARES Act.										33,417			339,681
Pertinent expense, net under CRRSA Act.										$ 983	20,122
Puerto Rico (Aerostar) | Short term benefits
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.											165,489		165,894
Puerto Rico (Aerostar) | Amortization Of Insurance And Bonding
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.											31,909		142,274
Puerto Rico (Aerostar) | Others includes sewage services and waste disposal
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.											95,118		23,650
Pertinent expense, net under CRRSA Act.											20,122
Puerto Rico (Aerostar) | Maintenance and preservation
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.											$ 40,961		$ 7,863